Property, Equipment and Improvements	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND IMPROVEMENTS

NOTE 6 — PROPERTY, EQUIPMENT AND IMPROVEMENTS

Major classes of property, equipment, and improvements are as follows:

	March 31, 2023	December 31, 2022
Computers, office equipment and hardware	$11,461	$11,461
Furniture and fixtures	1,914	1,914
Machinery and equipment	36,048	36,048

Property, equipment, and improvements	49,423	49,423
Less; accumulated depreciation	42,589	42,009

Property, equipment and improvements, net	$6,834	$7,414

Depreciation expense was $580 and $2,714 for the three months ended March 31, 2023 and 2022, respectively.